Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

17.       Subsequent Events

  Delivery of vessel and payment of construction installment: On January 12, 2015, the Company took delivery of Santa Barbara, a vessel that Lelu had agreed to acquire. In addition, on February 2, 2015, the Company paid an installment for the construction of hull H2548 owned by Aster (Note 5). As a result of the two events, the Company's purchase obligations for the acquisition and or construction of vessels (Note 10), subsequently to December 31, 2014 reduced to $99,986.

  Series B Preferred Stock Dividends: On January 15, 2015, the Company paid a dividend on its series B preferred stock, amounting to $0.5546875 per share, or $1,442, to its stockholders of record as of January 14, 2015.

  Repurchase and Retirement of Common Stock: Under the repurchase program (Note 11), the Company, subsequently to December 31, 2014, repurchased and retired an additional number of 413,804 shares for an aggregate cost of $2,673.

  New Loan Agreements: On March 17, 2015, the Company, through eight separate wholly owned subsidiaries, entered into a loan agreement with Nordea Bank for a secured term loan facility of up to $110,000, to refinance the existing indebtedness with the bank and for general corporate and working capital purposes. On March 19, 2015, we drew down $93,080 and we repaid the then existing indebtedness with the bank amounting to $38,345.

  Termination of Loan Agreements: On March 10 and on March 20, 2015, the Company repaid in full the then outstanding indebtedness with Deutsche Bank for the vessels i) “New York” and ii) “Myrto” and “Maia”, respectively, and the related agreements were terminated.

  Loan Commitment: On February 27, 2015, the Company entered into a commitment letter with Danish Ship Finance for a loan facility of $30,000 to finance the acquisition cost of the vessel “Santa Barbara”. On March 12, 2015, the Company was offered a term sheet from ABN AMRO Bank NV for a loan facility of up to $53,000 to re-finance the acquisition cost of the vessels “New York”, “Myrto” and “Maia”, subject to signing the loan agreement by May 01, 2015.

  Annual Incentive Bonus: On March 3, 2015 the Company's Board of Directors approved a cash bonus of about $1,714 to all employees and executive management of the Company, which had been accrued as at December 31, 2014, and 1,100,000 shares of restricted common stock awards to executive management and non-executive directors, pursuant to the Company's 2011 equity incentive plan. The fair value of the restricted shares based on the closing price on the date of the Board of Directors' approval was $7,601 and will be recognized in income ratably over the restricted shares vesting period which will be 3 years.